CAPITAL AND RESERVES - (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of detailed information about hedged items
The movements in the cash flow hedge reserve were as follows:

Foreign
currency risk
Balance at January 1, 2019	—
Gain/(loss) arising on changes in fair value of hedging instruments during the period	298
(Gain)/loss reclassified to profit or loss – hedged item has affected profit or loss	54
Balance at December 31, 2019	352